Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Realized losses on sales and redemptions for physical bullion	$ 923,964	$ (1,379,037)
Change in unrealized gains (losses)	6,643,266	36,755,873
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	125,325,241	103,410,101
Sales	(1,215,065)	(952,534)
Redemptions for physical bullion	(30,174,060)	(12,509,162)
Realized losses on sales and redemptions for physical bullion	923,964	(1,379,037)
Change in unrealized gains (losses)	6,643,266	36,755,873
Balance at end of year	$ 101,503,346	$ 125,325,241